Organization and plan of business operations (Details) (USD $)	0 Months Ended	6 Months Ended		9 Months Ended	12 Months Ended	20 Months Ended	26 Months Ended
	Oct. 14, 2010	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2011	Dec. 31, 2011	Jun. 30, 2012
Organization and plan of business operations [Abstract]
Proceeds from issuance of equity	$ 40,000,000
Payments for underwriting compensation	900,000			1,625,494		1,625,494	1,625,494
Proceeds from sale of underwriter's option	100			100		100	100
Number of units subject to underwriter's option	200,000					200,000	200,000
Units issued in offering pursuant to over-allotment option	600,000
Proceeds from over-allotment option	6,000,000
Payment of fees related to over-allotment option	135,000
Sale of 4,600,000 ordinary shares and underwriters option, net of underwriters' commissions and offering expenses (includes 2,295,400 shares subject to possible repurchase), shares	4,600,000
Proceeds from initital public offering				46,000,000		46,000,000	46,000,000
Proceeds from sale of warrants in private placement				2,170,000		2,170,000	2,170,000
Number of warrants purchased by the Sponsor	4,340,000
Warrants purchased by Sponsor, price per warrant	$ 0.5
Percent of trust, value of business combination		80.00%			80.00%	80.00%	80.00%
Minimum voting interest that will be acquired		50.00%			50.00%	50.00%	50.00%
Trust value, per share issued		$ 10.0			$ 10.0
Trust value, minimum		$ 46,000,000			$ 46,000,000
Percentage of shareholders required to vote against the Business Combination to block the transaction		49.90%			49.90%